Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0002094256
Registrant Name	BEACON TOPCO, INC.
Registration File Number	333-291359
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES